Employee Benefit Plans and Postretirement Benefits - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Expense on defined contribution plan			$ 188.0	$ 188.0	$ 198.0
Increase (decrease) in benefit obligation	$ (550.0)	$ (431.0)			4.3
Plan assets transferred from plan	550.0	451.0
Pre-tax non-cash settlement charge	$ 125.0	$ 116.0
Plan amendments			$ 527.0
Amortization period of deferred reduction to retirement benefits payable			4 years 6 months
Amortization of benefits modification			$ 119.0	119.0	80.0
Decrease due to benefit obligations of new mortality table			7.8	14.0	3.6
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Pre-tax non-cash settlement charge			125.0	125.0	1.0
Plan amendments			2.0	(2.0)
Total accumulated benefit obligation			2,627.0	2,915.0
Decrease due to benefit obligations of new mortality table			8.6	11.0	3.0
Employer contributions			66.0
Healthcare plans
Defined Benefit Plan Disclosure [Line Items]
Pre-tax non-cash settlement charge			0.0	0.0	0.0
Plan amendments			1.0	(47.0)
Decrease due to benefit obligations of new mortality table			(0.8)	3.0	0.6
Employer contributions			21.0
Other
Defined Benefit Plan Disclosure [Line Items]
Pre-tax non-cash settlement charge			2.0	2.0	$ 1.0
Plan amendments			0.0	$ 0.0
Employer contributions			$ 30.0